Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Accrued cost of revenue and operating expenses	$ 1,236,212	$ 1,066,988
Accrued payroll and welfare expenses	364,752	316,397
Business and other taxes payables	324,434	246,164
Other payables	281,205	116,338
Payables and accruals for long-lived assets	42,397	32,724
Accrued interest for convertible notes	3,363	3,737
Finance lease liabilities	$ 4,488	$ 3,715
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total Current	Total Current
Others	$ 123,520	$ 48,744
Total Current	2,380,371	1,834,807
Non-current [Abstract]
Finance lease liabilities	$ 9,012	$ 10,828
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total non-current	Total non-current
Others	$ 62,666	$ 68,429
Total non-current	$ 71,678	$ 79,257